UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06698

Deutsche Equity 500 Index Portfolio
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Equity 500 Index Portfolio
(formerly DWS Equity 500 Index Portfolio)
	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 11.4%
Auto Components 0.3%
BorgWarner, Inc.	23,433	1,232,810
Delphi Automotive PLC	30,563	1,874,734
Goodyear Tire & Rubber Co.	27,475	620,523
Johnson Controls, Inc.	67,671	2,977,524

		6,705,591
Automobiles 0.6%
Ford Motor Co.	394,958	5,841,429
General Motors Co.	137,314	4,385,809
Harley-Davidson, Inc.	22,475	1,308,045

		11,535,283
Distributors 0.1%
Genuine Parts Co. (a)	15,753	1,381,696
Diversified Consumer Services 0.0%
H&R Block, Inc.	27,980	867,660
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	46,030	1,849,025
Chipotle Mexican Grill, Inc.*	3,159	2,105,758
Darden Restaurants, Inc. (a)	13,432	691,211
Marriott International, Inc. "A" (a)	22,326	1,560,587
McDonald's Corp.	99,749	9,457,203
Starbucks Corp.	76,593	5,779,708
Starwood Hotels & Resorts Worldwide, Inc.	19,549	1,626,672
Wyndham Worldwide Corp.	12,883	1,046,872
Wynn Resorts Ltd. (a)	8,247	1,542,849
Yum! Brands, Inc. (a)	44,912	3,232,766

		28,892,651
Household Durables 0.4%
D.R. Horton, Inc. (a)	32,605	669,054
Garmin Ltd. (a)	12,471	648,367
Harman International Industries, Inc.	6,826	669,221
Leggett & Platt, Inc. (a)	13,751	480,185
Lennar Corp. "A" (a)	17,777	690,281
Mohawk Industries, Inc.* (a)	6,407	863,792
Newell Rubbermaid, Inc.	27,794	956,391
PulteGroup, Inc. (a)	35,457	626,171
Whirlpool Corp.	8,023	1,168,550

		6,772,012
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	38,592	12,443,605
Expedia, Inc. (a)	9,807	859,289
Netflix, Inc.*	6,102	2,753,100
The Priceline Group, Inc.*	5,337	6,183,342
TripAdvisor, Inc.* (a)	11,186	1,022,624

		23,261,960
Leisure Products 0.1%
Hasbro, Inc. (a)	11,456	630,023
Mattel, Inc. (a)	34,483	1,056,904

		1,686,927
Media 3.4%
Cablevision Systems Corp. (New York Group) "A" (a)	23,491	411,327
CBS Corp. "B"	49,617	2,654,510
Comcast Corp. "A" (a)	263,295	14,160,005
DIRECTV*	51,057	4,417,452
Discovery Communications, Inc. "A"*	15,217	575,203
Discovery Communications, Inc. "C"*	27,959	1,042,312
Gannett Co., Inc.	23,912	709,469
Interpublic Group of Companies, Inc.	42,988	787,540
News Corp. "A"*	50,720	829,272
Omnicom Group, Inc. (a)	25,255	1,739,059
Scripps Networks Interactive "A" (a)	10,924	853,055
Time Warner Cable, Inc.	28,350	4,067,941
Time Warner, Inc.	87,023	6,545,000
Twenty-First Century Fox, Inc. "A" (a)	191,811	6,577,199
Viacom, Inc. "B"	38,825	2,987,196
Walt Disney Co. (a)	160,582	14,296,615

		62,653,155
Multiline Retail 0.7%
Dollar General Corp.*	30,858	1,885,732
Dollar Tree, Inc.*	21,019	1,178,535
Family Dollar Stores, Inc.	9,727	751,314
Kohl's Corp. (a)	21,034	1,283,705
Macy's, Inc.	35,752	2,080,051
Nordstrom, Inc. (a)	14,300	977,691
Target Corp. (a)	64,413	4,037,407

		12,194,435
Specialty Retail 2.1%
AutoNation, Inc.*	8,225	413,800
AutoZone, Inc.* (a)	3,288	1,675,762
Bed Bath & Beyond, Inc.* (a)	20,429	1,344,841
Best Buy Co., Inc.	29,660	996,279
CarMax, Inc.*	22,469	1,043,685
GameStop Corp. "A" (a)	11,602	478,002
Home Depot, Inc.	137,082	12,575,903
L Brands, Inc.	25,007	1,674,969
Lowe's Companies, Inc.	100,521	5,319,571
O'Reilly Automotive, Inc.* (a)	10,486	1,576,675
PetSmart, Inc.	9,833	689,195
Ross Stores, Inc.	21,337	1,612,651
Staples, Inc. (a)	63,881	772,960
The Gap, Inc.	28,138	1,173,073
Tiffany & Co. (a)	11,427	1,100,534
TJX Companies, Inc.	70,377	4,164,207
Tractor Supply Co. (a)	13,752	845,886
Urban Outfitters, Inc.* (a)	10,928	401,058

		37,859,051
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc. (a)	27,836	991,240
Fossil Group, Inc.*	4,819	452,504
Michael Kors Holdings Ltd.*	20,799	1,484,841
NIKE, Inc. "B"	71,703	6,395,907
PVH Corp.	8,477	1,026,988
Ralph Lauren Corp.	6,241	1,028,080
Under Armour, Inc. "A"* (a)	16,707	1,154,454
VF Corp.	35,030	2,313,031

		14,847,045
Consumer Staples 9.3%
Beverages 2.1%
Brown-Forman Corp. "B" (a)	16,020	1,445,324
Coca-Cola Co.	401,778	17,139,849
Coca-Cola Enterprises, Inc.	22,713	1,007,549
Constellation Brands, Inc. "A"*	16,992	1,481,023
Dr. Pepper Snapple Group, Inc.	20,016	1,287,229
Molson Coors Brewing Co. "B"	16,190	1,205,184
Monster Beverage Corp.*	14,677	1,345,441
PepsiCo, Inc.	153,360	14,276,282

		39,187,881
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	44,567	5,585,136
CVS Health Corp.	117,838	9,378,726
Kroger Co.	49,832	2,591,264
Safeway, Inc.	24,143	828,105
Sysco Corp. (a)	59,509	2,258,367
Wal-Mart Stores, Inc. (a)	160,775	12,294,464
Walgreen Co.	89,339	5,295,123
Whole Foods Market, Inc. (a)	36,644	1,396,503

		39,627,688
Food Products 1.6%
Archer-Daniels-Midland Co.	65,592	3,351,751
Campbell Soup Co. (a)	18,416	786,916
ConAgra Foods, Inc. (a)	42,919	1,418,044
General Mills, Inc.	62,666	3,161,500
Hormel Foods Corp. (a)	13,629	700,394
Kellogg Co.	25,650	1,580,040
Keurig Green Mountain, Inc. (a)	12,404	1,614,132
Kraft Foods Group, Inc.	60,647	3,420,491
McCormick & Co., Inc. (a)	13,080	875,052
Mead Johnson Nutrition Co.	20,425	1,965,293
Mondelez International, Inc. "A"	172,206	5,900,639
The Hershey Co. (a)	15,218	1,452,254
The JM Smucker Co.	10,426	1,032,070
Tyson Foods, Inc. "A"	30,414	1,197,399

		28,455,975
Household Products 1.9%
Clorox Co. (a)	13,149	1,262,830
Colgate-Palmolive Co.	87,475	5,705,119
Kimberly-Clark Corp.	37,866	4,073,246
Procter & Gamble Co.	275,237	23,048,346

		34,089,541
Personal Products 0.1%
Avon Products, Inc. (a)	43,923	553,430
Estee Lauder Companies, Inc. "A"	23,030	1,720,801

		2,274,231
Tobacco 1.4%
Altria Group, Inc. (a)	202,256	9,291,641
Lorillard, Inc.	36,923	2,212,057
Philip Morris International, Inc.	159,039	13,263,852
Reynolds American, Inc. (a)	31,317	1,847,703

		26,615,253
Energy 9.5%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	44,378	2,887,233
Cameron International Corp.*	20,782	1,379,509
Diamond Offshore Drilling, Inc. (a)	6,373	218,403
Ensco PLC "A" (a)	23,577	973,966
FMC Technologies, Inc.*	23,969	1,301,756
Halliburton Co.	86,891	5,605,338
Helmerich & Payne, Inc.	11,150	1,091,251
Nabors Industries Ltd.	29,192	664,410
National Oilwell Varco, Inc.	43,654	3,322,069
Noble Corp. PLC (a)	25,846	574,298
Schlumberger Ltd. (a)	131,958	13,418,809
Transocean Ltd. (a)	34,653	1,107,856

		32,544,898
Oil, Gas & Consumable Fuels 7.7%
Anadarko Petroleum Corp.	51,397	5,213,712
Apache Corp.	38,721	3,634,740
Cabot Oil & Gas Corp.	43,080	1,408,285
Chesapeake Energy Corp.	53,759	1,235,919
Chevron Corp.	193,247	23,058,232
Cimarex Energy Co.	8,825	1,116,627
ConocoPhillips	124,925	9,559,261
CONSOL Energy, Inc. (a)	23,397	885,811
Denbury Resources, Inc. (a)	34,688	521,361
Devon Energy Corp.	39,078	2,664,338
EOG Resources, Inc.	55,618	5,507,294
EQT Corp.	15,463	1,415,483
Exxon Mobil Corp.	434,220	40,838,391
Hess Corp.	26,906	2,537,774
Kinder Morgan, Inc. (a)	66,580	2,552,677
Marathon Oil Corp.	68,890	2,589,575
Marathon Petroleum Corp.	28,761	2,435,194
Murphy Oil Corp. (a)	17,240	981,128
Newfield Exploration Co.*	13,773	510,565
Noble Energy, Inc. (a)	36,586	2,501,019
Occidental Petroleum Corp.	79,391	7,633,445
ONEOK, Inc. (a)	21,185	1,388,677
Phillips 66	56,934	4,629,304
Pioneer Natural Resources Co.	14,562	2,868,277
QEP Resources, Inc.	16,460	506,639
Range Resources Corp. (a)	17,195	1,165,993
Southwestern Energy Co.*	36,003	1,258,305
Spectra Energy Corp.	68,296	2,681,301
Tesoro Corp.	12,900	786,642
Valero Energy Corp.	54,318	2,513,294
Williams Companies, Inc.	68,498	3,791,364

		140,390,627
Financials 16.0%
Banks 5.9%
Bank of America Corp.	1,069,987	18,243,278
BB&T Corp.	73,242	2,725,335
Citigroup, Inc.	308,071	15,964,239
Comerica, Inc.	18,558	925,302
Fifth Third Bancorp.	84,114	1,683,962
Huntington Bancshares, Inc.	84,014	817,456
JPMorgan Chase & Co.	382,979	23,070,655
KeyCorp	90,580	1,207,432
M&T Bank Corp. (a)	13,494	1,663,675
PNC Financial Services Group, Inc.	55,219	4,725,642
Regions Financial Corp.	138,095	1,386,474
SunTrust Banks, Inc. (a)	54,395	2,068,642
U.S. Bancorp. (a)	183,439	7,673,254
Wells Fargo & Co.	483,537	25,081,064
Zions Bancorp. (a)	20,418	593,347

		107,829,757
Capital Markets 2.2%
Affiliated Managers Group, Inc.*	5,581	1,118,209
Ameriprise Financial, Inc.	18,864	2,327,440
Bank of New York Mellon Corp.	114,565	4,437,103
BlackRock, Inc.	12,873	4,226,463
Charles Schwab Corp.	116,780	3,432,164
E*TRADE Financial Corp.*	29,359	663,220
Franklin Resources, Inc.	39,861	2,176,809
Invesco Ltd.	43,946	1,734,988
Legg Mason, Inc. (a)	10,279	525,874
Morgan Stanley (a)	155,972	5,391,952
Northern Trust Corp.	24,650	1,676,940
State Street Corp. (a)	43,030	3,167,438
T. Rowe Price Group, Inc. (a)	26,593	2,084,891
The Goldman Sachs Group, Inc.	41,683	7,651,748

		40,615,239
Consumer Finance 0.9%
American Express Co.	91,672	8,024,967
Capital One Financial Corp.	57,264	4,673,888
Discover Financial Services	46,604	3,000,831
Navient Corp.	41,386	732,946

		16,432,632
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc. "B"*	185,565	25,633,949
CME Group, Inc. (a)	32,148	2,570,393
Intercontinental Exchange, Inc.	11,451	2,233,518
Leucadia National Corp. (a)	32,392	772,225
McGraw Hill Financial, Inc.	27,706	2,339,772
Moody's Corp.	18,884	1,784,538
The NASDAQ OMX Group, Inc. (a)	11,597	491,945

		35,826,340
Insurance 2.7%
ACE Ltd.	34,365	3,603,858
Aflac, Inc.	46,241	2,693,538
Allstate Corp.	44,166	2,710,467
American International Group, Inc.	145,201	7,843,758
Aon PLC	29,545	2,590,210
Assurant, Inc. (a)	6,944	446,499
Chubb Corp. (a)	24,312	2,214,337
Cincinnati Financial Corp. (a)	15,112	711,020
Genworth Financial, Inc. "A"*	50,545	662,140
Hartford Financial Services Group, Inc. (a)	45,882	1,709,104
Lincoln National Corp.	26,895	1,441,034
Loews Corp.	31,268	1,302,625
Marsh & McLennan Companies, Inc.	54,890	2,872,943
MetLife, Inc.	114,545	6,153,357
Principal Financial Group, Inc. (a)	27,897	1,463,756
Progressive Corp.	55,468	1,402,231
Prudential Financial, Inc.	47,026	4,135,466
The Travelers Companies, Inc.	34,471	3,238,206
Torchmark Corp. (a)	12,786	669,603
Unum Group (a)	25,899	890,408
XL Group PLC	27,437	910,085

		49,664,645
Real Estate Investment Trusts 2.1%
American Tower Corp. (REIT)	40,299	3,773,196
Apartment Investment & Management Co. "A" (REIT)	14,418	458,781
AvalonBay Communities, Inc. (REIT)	13,490	1,901,685
Boston Properties, Inc. (REIT)	15,403	1,783,051
Crown Castle International Corp. (REIT)	33,995	2,737,617
Equity Residential (REIT)	37,165	2,288,621
Essex Property Trust, Inc. (REIT) (a)	6,448	1,152,580
General Growth Properties, Inc. (REIT)	65,017	1,531,150
HCP, Inc. (REIT)	46,258	1,836,905
Health Care REIT, Inc. (REIT) (a)	32,754	2,042,867
Host Hotels & Resorts, Inc. (REIT)	77,589	1,654,973
Iron Mountain, Inc. (REIT) (a)	17,115	558,805
Kimco Realty Corp. (REIT)	40,847	894,958
Plum Creek Timber Co., Inc. (REIT)	17,726	691,491
Prologis, Inc. (REIT)	50,649	1,909,467
Public Storage (REIT)	14,823	2,458,246
Simon Property Group, Inc. (REIT)	31,672	5,207,510
The Macerich Co. (REIT) (a)	14,399	919,088
Ventas, Inc. (REIT) (a)	30,052	1,861,722
Vornado Realty Trust (REIT)	17,547	1,753,998
Weyerhaeuser Co. (REIT)	53,690	1,710,564

		39,127,275
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	28,336	842,713
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	47,456	461,272
People's United Financial, Inc. (a)	30,637	443,318

		904,590
Health Care 13.6%
Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.*	20,136	3,338,951
Amgen, Inc.	77,414	10,873,570
Biogen Idec, Inc.*	23,972	7,930,177
Celgene Corp.* (a)	81,492	7,723,812
Gilead Sciences, Inc.*	153,925	16,385,316
Regeneron Pharmaceuticals, Inc.* (a)	7,528	2,713,995
Vertex Pharmaceuticals, Inc.* (a)	24,041	2,700,045

		51,665,866
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	152,876	6,358,113
Baxter International, Inc.	55,237	3,964,359
Becton, Dickinson & Co.	19,758	2,248,658
Boston Scientific Corp.*	134,752	1,591,421
C.R. Bard, Inc. (a)	7,783	1,110,712
CareFusion Corp.*	20,903	945,861
Covidien PLC	45,881	3,969,165
DENTSPLY International, Inc. (a)	14,316	652,810
Edwards Lifesciences Corp.*	10,744	1,097,500
Intuitive Surgical, Inc.*	3,659	1,689,799
Medtronic, Inc. (a)	99,721	6,177,716
St. Jude Medical, Inc.	28,991	1,743,229
Stryker Corp. (a)	30,137	2,433,563
Varian Medical Systems, Inc.* (a)	10,578	847,509
Zimmer Holdings, Inc.	17,029	1,712,266

		36,542,681
Health Care Providers & Services 2.1%
Aetna, Inc.	36,395	2,947,995
AmerisourceBergen Corp.	21,710	1,678,183
Cardinal Health, Inc.	33,923	2,541,511
CIGNA Corp.	26,796	2,430,129
DaVita HealthCare Partners, Inc.*	17,420	1,274,099
Express Scripts Holding Co.* (a)	75,911	5,361,594
Humana, Inc.	15,762	2,053,631
Laboratory Corp. of America Holdings*	8,496	864,468
McKesson Corp.	23,477	4,570,268
Patterson Companies, Inc. (a)	9,170	379,913
Quest Diagnostics, Inc. (a)	14,800	898,064
Tenet Healthcare Corp.* (a)	9,679	574,836
UnitedHealth Group, Inc.	98,925	8,532,281
Universal Health Services, Inc. "B"	9,307	972,582
WellPoint, Inc.	27,933	3,341,345

		38,420,899
Health Care Technology 0.1%
Cerner Corp.*	31,025	1,848,159
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	33,760	1,923,645
PerkinElmer, Inc.	11,044	481,518
Thermo Fisher Scientific, Inc.	40,600	4,941,020
Waters Corp.*	8,400	832,608

		8,178,791
Pharmaceuticals 6.1%
AbbVie, Inc. (a)	161,782	9,344,528
Actavis PLC*	26,918	6,494,775
Allergan, Inc.	30,278	5,395,237
Bristol-Myers Squibb Co.	168,621	8,630,023
Eli Lilly & Co. (a)	100,212	6,498,748
Hospira, Inc.* (a)	16,987	883,834
Johnson & Johnson	287,029	30,594,421
Mallinckrodt PLC* (a)	11,579	1,043,847
Merck & Co., Inc.	293,671	17,408,817
Mylan, Inc.*	38,047	1,730,758
Perrigo Co. PLC	13,548	2,034,774
Pfizer, Inc. (a)	645,490	19,087,139
Zoetis, Inc.	51,784	1,913,419

		111,060,320
Industrials 10.1%
Aerospace & Defense 2.6%
Boeing Co.	68,266	8,695,723
General Dynamics Corp.	32,240	4,097,382
Honeywell International, Inc.	79,709	7,422,502
L-3 Communications Holdings, Inc.	8,776	1,043,642
Lockheed Martin Corp.	27,429	5,013,473
Northrop Grumman Corp.	21,099	2,780,004
Precision Castparts Corp.	14,518	3,439,024
Raytheon Co.	31,855	3,237,105
Rockwell Collins, Inc.	13,587	1,066,579
Textron, Inc. (a)	28,544	1,027,299
United Technologies Corp.	86,600	9,144,960

		46,967,693
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	14,881	986,908
Expeditors International of Washington, Inc.	20,034	812,980
FedEx Corp.	26,951	4,351,239
United Parcel Service, Inc. "B"	71,811	7,058,303

		13,209,430
Airlines 0.3%
Delta Air Lines, Inc.	86,339	3,121,155
Southwest Airlines Co.	70,386	2,376,935

		5,498,090
Building Products 0.1%
Allegion PLC	9,914	472,303
Masco Corp.	37,231	890,566

		1,362,869
Commercial Services & Supplies 0.4%
ADT Corp. (a)	17,413	617,465
Cintas Corp. (a)	10,279	725,595
Pitney Bowes, Inc. (a)	20,251	506,072
Republic Services, Inc.	25,640	1,000,473
Stericycle, Inc.* (a)	8,523	993,441
Tyco International Ltd.	45,360	2,021,695
Waste Management, Inc.	43,991	2,090,892

		7,955,633
Construction & Engineering 0.2%
Fluor Corp.	16,260	1,086,005
Jacobs Engineering Group, Inc.* (a)	13,515	659,802
Quanta Services, Inc.* (a)	22,037	799,723

		2,545,530
Electrical Equipment 0.6%
AMETEK, Inc.	24,982	1,254,346
Eaton Corp. PLC	48,531	3,075,409
Emerson Electric Co.	71,408	4,468,713
Rockwell Automation, Inc.	14,269	1,567,878

		10,366,346
Industrial Conglomerates 2.3%
3M Co. (a)	65,759	9,316,735
Danaher Corp.	62,155	4,722,537
General Electric Co.	1,022,352	26,192,658
Roper Industries, Inc.	10,186	1,490,110

		41,722,040
Machinery 1.5%
Caterpillar, Inc. (a)	64,041	6,341,980
Cummins, Inc.	17,432	2,300,675
Deere & Co. (a)	36,391	2,983,698
Dover Corp.	16,723	1,343,359
Flowserve Corp.	13,757	970,144
Illinois Tool Works, Inc.	37,082	3,130,463
Ingersoll-Rand PLC	27,500	1,549,900
Joy Global, Inc. (a)	10,150	553,581
PACCAR, Inc. (a)	36,127	2,054,723
Pall Corp.	11,169	934,845
Parker-Hannifin Corp.	15,188	1,733,710
Pentair PLC	19,263	1,261,534
Snap-on, Inc.	5,807	703,112
Stanley Black & Decker, Inc.	15,913	1,412,915
Xylem, Inc.	18,408	653,300

		27,927,939
Professional Services 0.2%
Dun & Bradstreet Corp.	3,616	424,771
Equifax, Inc.	12,269	916,985
Nielsen NV	31,017	1,374,984
Robert Half International, Inc. (a)	13,995	685,755

		3,402,495
Road & Rail 1.0%
CSX Corp.	102,303	3,279,834
Kansas City Southern	11,260	1,364,712
Norfolk Southern Corp.	31,567	3,522,877
Ryder System, Inc. (a)	5,332	479,720
Union Pacific Corp.	91,015	9,867,847

		18,514,990
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	27,803	1,248,355
United Rentals, Inc.*	9,722	1,080,114
W.W. Grainger, Inc. (a)	6,267	1,577,090

		3,905,559
Information Technology 19.2%
Communications Equipment 1.6%
Cisco Systems, Inc.	519,039	13,064,212
F5 Networks, Inc.* (a)	7,771	922,728
Harris Corp.	10,389	689,830
Juniper Networks, Inc.	41,093	910,210
Motorola Solutions, Inc. (a)	22,152	1,401,778
QUALCOMM, Inc.	170,662	12,760,398

		29,749,156
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	15,765	1,574,293
Corning, Inc.	130,631	2,526,403
FLIR Systems, Inc. (a)	13,961	437,538
Jabil Circuit, Inc.	20,965	422,864
TE Connectivity Ltd.	41,683	2,304,653

		7,265,751
Internet Software & Services 3.4%
Akamai Technologies, Inc.*	17,953	1,073,589
eBay, Inc.*	115,016	6,513,356
Facebook, Inc. "A"*	198,538	15,692,444
Google, Inc. "A"*	28,936	17,026,232
Google, Inc. "C"*	28,932	16,704,179
VeriSign, Inc.* (a)	11,556	636,967
Yahoo!, Inc.*	93,992	3,830,174

		61,476,941
IT Services 3.2%
Accenture PLC "A"	64,442	5,240,423
Alliance Data Systems Corp.*	5,588	1,387,333
Automatic Data Processing, Inc.	49,179	4,085,791
Cognizant Technology Solutions Corp. "A"*	61,936	2,772,875
Computer Sciences Corp.	14,403	880,743
Fidelity National Information Services, Inc.	28,997	1,632,531
Fiserv, Inc.*	25,450	1,644,961
International Business Machines Corp. (a)	94,430	17,925,647
MasterCard, Inc. "A"	100,313	7,415,137
Paychex, Inc. (a)	33,192	1,467,086
Teradata Corp.* (a)	15,278	640,454
Total System Services, Inc.	16,433	508,766
Visa, Inc. "A" (a)	50,130	10,696,238
Western Union Co. (a)	54,918	880,885
Xerox Corp.	109,896	1,453,924

		58,632,794
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp. (a)	31,916	1,141,954
Analog Devices, Inc.	32,024	1,584,868
Applied Materials, Inc. (a)	123,885	2,677,155
Avago Technologies Ltd.	25,608	2,227,896
Broadcom Corp. "A"	54,685	2,210,368
First Solar, Inc.* (a)	7,695	506,408
Intel Corp.	503,860	17,544,405
KLA-Tencor Corp. (a)	16,881	1,329,885
Lam Research Corp. (a)	16,766	1,252,420
Linear Technology Corp. (a)	23,812	1,057,015
Microchip Technology, Inc. (a)	20,557	970,907
Micron Technology, Inc.*	108,927	3,731,839
NVIDIA Corp. (a)	52,581	970,119
Texas Instruments, Inc.	108,440	5,171,504
Xilinx, Inc. (a)	27,762	1,175,721

		43,552,464
Software 3.7%
Adobe Systems, Inc.*	48,230	3,337,034
Autodesk, Inc.*	23,201	1,278,375
CA, Inc.	32,005	894,220
Citrix Systems, Inc.*	16,645	1,187,454
Electronic Arts, Inc.*	32,231	1,147,746
Intuit, Inc.	28,941	2,536,679
Microsoft Corp.	838,723	38,883,198
Oracle Corp.	331,118	12,675,197
Red Hat, Inc.*	19,220	1,079,203
Salesforce.com, Inc.* (a)	58,719	3,378,104
Symantec Corp.	70,462	1,656,562

		68,053,772
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	609,483	61,405,412
EMC Corp.	206,526	6,042,951
Hewlett-Packard Co.	190,426	6,754,410
NetApp, Inc. (a)	32,491	1,395,813
SanDisk Corp. (a)	23,022	2,255,005
Seagate Technology PLC (a)	33,262	1,904,915
Western Digital Corp.	22,381	2,178,119

		81,936,625
Materials 3.4%
Chemicals 2.5%
Air Products & Chemicals, Inc.	19,522	2,541,374
Airgas, Inc. (a)	6,793	751,645
CF Industries Holdings, Inc.	5,063	1,413,691
Dow Chemical Co.	114,183	5,987,757
E.I. du Pont de Nemours & Co. (a)	93,444	6,705,541
Eastman Chemical Co.	15,305	1,238,021
Ecolab, Inc.	27,513	3,159,318
FMC Corp.	13,516	772,980
International Flavors & Fragrances, Inc.	8,184	784,682
LyondellBasell Industries NV "A"	43,237	4,698,132
Monsanto Co.	53,339	6,001,171
PPG Industries, Inc.	14,089	2,771,870
Praxair, Inc. (a)	29,812	3,845,748
Sigma-Aldrich Corp.	12,202	1,659,594
The Mosaic Co. (a)	32,978	1,464,553
The Sherwin-Williams Co.	8,345	1,827,472

		45,623,549
Construction Materials 0.1%
Martin Marietta Materials, Inc.	6,197	799,041
Vulcan Materials Co.	13,227	796,663

		1,595,704
Containers & Packaging 0.2%
Avery Dennison Corp. (a)	9,397	419,576
Ball Corp.	13,985	884,831
Bemis Co., Inc. (a)	9,778	371,759
MeadWestvaco Corp.	16,984	695,325
Owens-Illinois, Inc.*	16,374	426,543
Sealed Air Corp.	21,816	760,942

		3,558,976
Metals & Mining 0.5%
Alcoa, Inc.	118,656	1,909,175
Allegheny Technologies, Inc. (a)	10,817	401,311
Freeport-McMoRan, Inc.	105,784	3,453,847
Newmont Mining Corp.	50,813	1,171,240
Nucor Corp.	32,886	1,785,052

		8,720,625
Paper & Forest Products 0.1%
International Paper Co. (a)	43,086	2,056,926
Telecommunication Services 2.4%
Diversified Telecommunication Services
AT&T, Inc. (a)	528,217	18,614,367
CenturyLink, Inc.	58,096	2,375,545
Frontier Communications Corp. (a)	100,835	656,436
Verizon Communications, Inc.	422,535	21,122,525
Windstream Holdings, Inc. (a)	61,604	664,091

		43,432,964
Utilities 2.9%
Electric Utilities 1.7%
American Electric Power Co., Inc.	49,762	2,598,074
Duke Energy Corp. (a)	71,973	5,381,421
Edison International	32,924	1,841,110
Entergy Corp. (a)	18,316	1,416,376
Exelon Corp. (a)	87,403	2,979,568
FirstEnergy Corp. (a)	42,792	1,436,528
NextEra Energy, Inc. (a)	44,408	4,169,023
Northeast Utilities (a)	32,393	1,435,010
Pepco Holdings, Inc.	25,575	684,387
Pinnacle West Capital Corp.	11,238	614,044
PPL Corp.	67,715	2,223,761
Southern Co. (a)	90,668	3,957,658
Xcel Energy, Inc. (a)	51,542	1,566,877

		30,303,837
Gas Utilities 0.0%
AGL Resources, Inc.	12,089	620,649
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	67,312	954,484
NRG Energy, Inc.	33,851	1,031,779

		1,986,263
Multi-Utilities 1.1%
Ameren Corp.	24,896	954,264
CenterPoint Energy, Inc.	43,205	1,057,226
CMS Energy Corp.	27,654	820,218
Consolidated Edison, Inc. (a)	30,185	1,710,282
Dominion Resources, Inc.	59,087	4,082,321
DTE Energy Co.	18,058	1,373,853
Integrys Energy Group, Inc.	8,043	521,347
NiSource, Inc.	32,040	1,312,999
PG&E Corp.	48,460	2,182,638
Public Service Enterprise Group, Inc. (a)	52,466	1,953,834
SCANA Corp. (a)	14,532	720,933
Sempra Energy	23,680	2,495,398
TECO Energy, Inc. (a)	22,586	392,545
Wisconsin Energy Corp. (a)	23,124	994,332

		20,572,190

Total Common Stocks (Cost $845,105,607)		1,783,321,267

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.3%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.04% **, 10/2/2014 (b) (Cost $5,214,994)	5,215,000	5,215,000

	Shares	Value ($)
Securities Lending Collateral 17.2%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $314,219,485)	314,219,485	314,219,485
Cash Equivalents 2.0%
Central Cash Management Fund, 0.05% (d) (Cost $36,395,722)	36,395,722	36,395,722

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,200,935,808) †	117.3	2,139,151,474
Other Assets and Liabilities, Net	(17.3)	(315,511,930)

Net Assets	100.0	1,823,639,544

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,271,472,246.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $867,679,228.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $963,384,987 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $95,705,759.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $306,773,129, which is 16.8% of net assets.

(b)	At September 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At September 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	12/19/2014	405	39,801,375	(390,497)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,783,321,267	$—	$—	$1,783,321,267
Government & Agency Obligations	—	5,215,000	—	5,215,000
Short-Term Investments (e)	350,615,207	—	—	350,615,207

Total	$2,133,936,474	$5,215,000	$—	$2,139,151,474
Liabilities
Derivatives (f)
Futures Contracts	$(390,497)	$—	$—	$(390,497)
Total	$(390,497)	$—	$—	$(390,497)

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(390,497)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index Portfolio

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014